Earnings/ (Loss) per share (Tables)	6 Months Ended
Jun. 30, 2013
Earnings/ (Loss) per share [Abstract]
Schedule of Earnigns per share
	Six-month period ended June 30,
	2012			2013
	Income/ (loss) (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income/ (loss) (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net Income/(Loss)	$ (49,143)	-	-	$ 45,138	-	-

Less: Allocation of undistributed earnings to non-vested stock	-			(40)

Basic and diluted EPS Income/ (loss) attributable to common stockholders	$ (49,143)	131,696,928	$ (0.37)	$ 45,098	131,705,782	$ 0.34